CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts | $	$ 924	$ 657
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	33,873,719	33,583,102
Ordinary shares, shares outstanding	33,057,719	33,558,102
Treasury stock, shares	816,000	25,000